Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,739,000
Previously Paid Amount	0.00
Total Fee Amount	256.68
Total Offset Amount	0.00
Net Fee	256.68
Narrative - Max Aggregate Offering Price	$ 1,739,000
Final Prospectus	true